RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2021
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS [Abstract]
Assets and liabilities measured and disclosed at fair value
The following table presents Brookfield Renewable's assets and liabilities measured and disclosed at fair value classified by the fair value hierarchy:

	June 30, 2021				December 31, 2020
(MILLIONS)	Level 1	Level 2	Level 3	Total	Total
Assets measured at fair value:
Cash and cash equivalents	$530	$—	$—	$530	$431
Restricted cash(1)	392	—	—	392	283
Financial instrument assets(2)
Energy derivative contracts	—	69	18	87	135
Interest rate swaps	—	23	—	23	—
Foreign exchange swaps	—	41	—	41	4
Investments in debt and equity securities(2)	—	89	98	187	175
Property, plant and equipment	—	—	44,646	44,646	44,590
Liabilities measured at fair value:
Financial instrument liabilities(1)
Energy derivative contracts	—	(166)	(19)	(185)	(33)
Interest rate swaps	—	(311)	—	(311)	(422)
Foreign exchange swaps	—	(77)	—	(77)	(94)
Tax equity	—	—	(347)	(347)	(402)
Contingent consideration	—	—	—	—	(1)
Liabilities for which fair value is disclosed:
Corporate borrowings(1)	(2,394)	—	—	(2,394)	(2,448)
Non-recourse borrowing(1)	(2,392)	(16,198)	—	(18,590)	(17,991)
Total	$(3,864)	$(16,530)	$44,396	$24,002	$24,227
(1)Includes both the current amount and long-term amounts.
(2)Excludes $168 million (2020: $155 million) of investments in debt securities that are measured at amortized cost.

Disclosure of offsetting of financial assets and financial liabilities
The aggregate amount of Brookfield Renewable's net financial instrument positions are as follows:

	June 30, 2021			December 31, 2020
(MILLIONS)	Assets	Liabilities	Net Assets (Liabilities)	Net Assets (Liabilities)
Energy derivative contracts	$87	$185	$(98)	$102
Interest rate swaps	23	311	(288)	(422)
Foreign exchange swaps	41	77	(36)	(90)
Investments in debt and equity securities	355	—	355	330
Tax equity	—	347	(347)	(402)
Total	506	920	(414)	(482)
Less: current portion	96	370	(274)	(221)
Long-term portion	$410	$550	$(140)	$(261)

Unrealized gains (losses) included in foreign exchange and unrealized financial instrument loss
The following table reflects the gains (losses) included in Foreign exchange and financial instrument in the interim consolidated statements of income (loss) for the three and six months ended June 30:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2021	2020	2021	2020
Energy derivative contracts	$(63)	$(26)	$(104)	$(9)
Interest rate swaps	(3)	(34)	50	(59)
Foreign exchange swaps	1	12	60	84
Tax equity	2	(12)	16	(11)
Foreign exchange gain (loss)	16	14	(21)	(31)
	$(47)	$(46)	$1	$(26)

Unrealized gains (losses) included in other comprehensive income
The following table reflects the gains (losses) included in other comprehensive income in the interim consolidated statements of comprehensive income (loss) for the three and six months ended June 30:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2021	2020	2021	2020
Energy derivative contracts	$(79)	$(9)	$(39)	$28
Interest rate swaps	(2)	(11)	45	(68)
Foreign exchange swaps	(8)	—	(3)	—
	(89)	(20)	3	(40)
Foreign exchange swaps – net investment	(12)	(3)	16	43
Investments in debt and equity securities	3	2	5	(8)
	$(98)	$(21)	$24	$(5)

Reclassification adjustments recognized in net income
The following table reflects the reclassification adjustments recognized in net income (loss) in the interim consolidated statements of comprehensive income (loss) for the three and six months ended June 30:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2021	2020	2021	2020
Energy derivative contracts	$4	$(17)	$(51)	$(41)
Interest rate swaps	9	2	12	7
	$13	$(15)	$(39)	$(34)
Foreign exchange swaps - net investment	(44)	—	(44)	—
Foreign currency translation	80	—	80	—
	$49	$(15)	$(3)	$(34)